Condensed Consolidated Statements Of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,387,575)	$ 2,873,331	$ 2,821,459	$ 886,918
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(176,594)	(4,811,088)	(5,754,715)	(4,121,971)
Compensation expenses			0	362,500
Changes in operating assets and liabilities:
Prepaid expenses	(40,500)	160,157	377,780	(377,780)
Accrued expenses	1,046,546	552,956	(773,904)	1,241,379
Income taxes payable	30,313	997,641	(515,797)	823,991
Net cash used in operating activities	(527,810)	(227,003)	(3,845,177)	(1,184,963)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(70,000)	0	(160,000)	(306,000,000)
Cash withdrawn from Trust Account in connection with redemption	29,728,990	276,471,460	2,132,269	331,516
Cash withdrawn from Trust Account to pay franchise and income taxes	0	2,132,269	276,471,460	0
Net cash provided by investing activities	29,658,990	278,603,729	278,443,729	(305,668,484)
Cash Flows from Financing Activities:
Proceeds from sale of Private Placement Warrants			0	13,850,000
Proceeds from extension promissory note – related party			160,000	49,262
Proceeds from convertible promissory note - related party			0	0
Repayment of promissory note – related party			0	(149,539)
Advances from related party	570,051	0	1,655,000	0
Proceeds from extension promissory note - related party			0	294,240,000
Payment of offering costs	0	(70,000)	(70,000)	(743,830)
Redemption of common stock	(29,728,990)	(276,471,460)	(276,471,460)	0
Net cash used in financing activities	(29,158,939)	(276,541,460)	(274,726,460)	307,245,893
Net Change in Cash	(27,759)	1,835,266	(127,908)	392,446
Cash – Beginning of period	264,538	392,446	392,446	0
Cash – End of period	236,779	2,227,712	264,538	392,446
Supplementary cashflow information:
Income taxes paid			1,799,627	0
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs			0	717,219
Initial classification of Series A common stock subject to possible redemption			0	309,097,930
Remeasurement of carrying value to redemption value	$ 194,680	$ 3,735,247
Deferred underwriting fee payable			$ 0	$ 10,500,000